Equities - Schedule of Stock Option Activity (Detail) - $ / shares		12 Months Ended
	Jul. 19, 2023	Dec. 31, 2024	Dec. 31, 2023
Number of options
Outstanding and exercisable beginning balance		153,500	307,000
Granted	2,300,000
Expired		(153,500)	(153,500)
Outstanding and exercisable ending balance			153,500
Weighted average exercise price
Outstanding and exercisable beginning balance		$ 9.41	$ 9.41
Expired		9.41	9.41
Outstanding and exercisable ending balance			9.41
Weighted average fair value per option
Outstanding and exercisable beginning balance		2.98	2.725
Expired		$ 2.98	2.47
Outstanding and exercisable ending balance			$ 2.98